OTHER ASSETS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Prepaid interest to banks	$ 182,398	$ 320,068	$ 193,442
Guarantee paid on behalf of guarantee service customers	440,671		760,664
Other prepaid expense		63,762	63,260
Other receivables	84,300	305,879	10,434
Other Assets	$ 707,369	$ 689,709	$ 1,027,800